Details of Significant Accounts - Schedule of Prepayments (Details) $ in Thousands, $ in Thousands	Dec. 31, 2020 TWD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 TWD ($)
Disclosure Of Prepayments [Abstract]
Net input VAT	$ 37,759	$ 1,345	$ 34,591
Prepaid research and development expenses	9,644	344	9,429
Prepaid insurance expense	1,052	37	3,190
Prepaid handling charges	575	20	1,209
Prepaid repair expense	815	29	975
Prepaid expenses for medical research	2,416	86	152
Others	1,702	61	1,438
Prepayments	$ 53,963	$ 1,922	$ 50,984